Non Cash Investing & Financing Transactions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non Cash Investing And Financing Transactions [abstract]
Property, plant and equipment acquired by finance lease	€ 28	€ 17	€ 16
Fair value of PSU and RSUs vested	€ 8	€ 1	€ 4